SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	14,874,498	7,057,770
Wealth management products	20,474,093	21,625,789
Held-to-maturity debt investments	5,417,761	5,526,195
Available-for-sale debt investments	551,348	5,370,207
Total	41,317,700	39,579,961

Schedule of held-to-maturity and available-for-sale debt investments

As of December 31, 2025
	Cost or	Gross	Gross
	amortized cost	unrecognized	unrecognized
	less allowance	holding	holding
	for credit losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	US$

(in thousands)
Held-to-maturity debt investments	5,526,195	3,176	(75,405)	5,453,966	779,907
Available-for-sale debt investments	5,405,275	—	(35,068)	5,370,207	767,929